Significant capital and funding transactions	3 Months Ended
Jan. 31, 2024
Text Block [Abstract]
Significant capital and funding transactions

Note 1 1 Significant capital and funding transactions
Preferred Shares
On November 7, 2023, we redeemed all 15 thousand of our issued and outstanding Non-Cumulative First Preferred Shares Series C-2 at a redemption price of US$1,000 per share. Concurrently, we redeemed all 615 thousand Series C-2 depositary shares, each of which represents a one-fortieth interest in a Series C-2 share.
On January
25, 2024, we issued 750 thousand Non-Cumulative 5-Year Fixed Rate Reset First Preferred Shares Series BU to certain institutional investors, at a price of $1,000 per share, for total gross proceeds of $750 million. For the initial period ending February 24, 2029, the shares pay semi-annual cash dividends, if declared, at a rate of 7.408% per annum. The dividend rate will reset every fifth year at a rate equal to the 5-year Government of Canada bond yield plus a premium of 3.90%.
Subject to the consent of the Office of the Superintendent of Financial Institutions (OSFI) and the requirements of the
Bank Act
(Canada), we may redeem the Series BU Preferred Shares in whole or in part at par during the period from January 25, 2029, to and including February 24, 2029, and during the period from January 24 to and including February 24 every fifth year thereafter. The shares include non-viability contingency capital (NVCC) provisions necessary for them to qualify as Tier 1 regulatory capital under Basel III.
Common shares issued

	For the three months ended
	January 31, 2024		January 31, 2023
(Millions of Canadian dollars, except number of shares)	Number of shares (thousands)	Amount	Number of shares (thousands)	Amount
Issued in connection with share-based compensation plans (1)	400	$38	269	$24
Issued in connection with dividend reinvestment plan (2)	6,135	720	–	–
	6,535	$758	269	$24

(1)	Amounts include cash received for stock options exercised during the period and the fair value adjustment to stock options.
(2)
The requirements of our dividend reinvestment plan (DRIP) are satisfied through either open market share purchases or shares issued from treasury. During the three months ended January 31, 2024 our DRIP requirements were satisfied through shares issued from treasury. During the three months ended January 31, 2023 our DRIP requirements were satisfied through open market share purchases.